UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments:

Putnam Tax-Free High Yield Fund

The fund's portfolio
4/30/14 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.1%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.4%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7s, 2/1/36	Ba1	$2,300,000	$2,471,672

Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6 1/2s, 10/1/53	BBB-	1,500,000	1,615,200
zero %, 10/1/46	BBB-	7,500,000	4,137,975

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A
6 1/4s, 11/1/33	BBB	3,000,000	3,303,300
5.8s, 5/1/34	BBB	1,750,000	1,896,894

			13,425,041
Arizona (3.3%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	BB-/P	5,575,000	5,438,245
7 1/4s, 12/1/19	BB-/P	500,000	486,700

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa1	4,000,000	4,136,040

Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln Hlth. Network), 5s, 12/1/42	A-	1,100,000	1,107,458

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa1	4,800,000	5,392,080

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies Project), 6.3s, 7/1/42	BB/F	430,000	430,932
(Great Hearts Academies), 6s, 7/1/32	BB/F	300,000	301,356
(Choice Academies, Inc.), 5 3/8s, 9/1/32	BB+	2,000,000	1,849,460

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa1	1,000,000	1,018,630
(Horizon Cmnty. Learning Ctr.), 5 1/4s, 6/1/35	BBB	1,395,000	1,328,347
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	2,450,000	2,367,239

Salt Verde, Fin. Corp. Gas Rev. Bonds
5 1/2s, 12/1/29	A-	1,525,000	1,757,456
5s, 12/1/37	A-	1,430,000	1,570,612
5s, 12/1/32	A-	1,500,000	1,649,550

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6s, 12/1/32	BB-/P	1,350,000	1,400,585

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5s, 3/1/32	BB+	1,600,000	1,439,120

			31,673,810
Arkansas (0.2%)

Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita Baptist U.), 6s, 3/1/33	BB+/P	2,000,000	2,067,940

			2,067,940
California (13.3%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), 6s, 7/1/31	BBB+/F	1,295,000	1,416,769

CA Edl. Fac. Auth. Rev. Bonds (U. of La Verne), Ser. A, 5s, 6/1/35	Baa2	1,000,000	1,001,200

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	Baa1	7,000,000	7,047,250
5 1/4s, 2/1/37	Baa1	2,705,000	2,732,239

CA Muni. Fin. Auth. Mandatory Put Bonds (7/1/14) (Republic Services, Inc.), 0.35s, 9/1/21	BBB+	2,500,000	2,499,950

CA Muni. Fin. Auth. Rev. Bonds (Emerson College), 6s, 1/1/42	Baa1	3,330,000	3,718,744

CA Poll. Control Fin. Auth. Rev. Bonds (Wtr. Furnishing), 5s, 11/21/45	Baa3	6,000,000	5,887,740

CA Poll. Control Fin. Auth. Solid Waste Disp. 144A Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	A-	2,000,000	2,062,880

CA School Fin. Auth. Rev. Bonds (2023 Union, LLC), Ser. A, 6s, 7/1/33	BBB-	1,000,000	1,047,220

CA State G.O. Bonds
5 1/4s, 4/1/35	A1	5,000,000	5,581,300
5s, 9/1/30	A1	7,500,000	8,266,575

CA State Muni. Fin. Auth. Charter School Rev. Bonds (Partnerships Uplift Cmnty.), Ser. A
5 1/4s, 8/1/42	BB+	850,000	739,857
5s, 8/1/32	BB+	665,000	596,572

CA State Pub. Wks. Board Rev. Bonds
Ser. A-1, 6s, 3/1/35	A2	2,000,000	2,326,360
(States Prisons - LA), Ser. C, 5 3/4s, 10/1/31	A2	1,000,000	1,164,050
(Dept. of Forestry & Fire), Ser. E, 5s, 11/1/32	A2	1,750,000	1,888,005
(Judicial Council Projects), Ser. D, 5s, 12/1/31	A2	1,000,000	1,087,210
(Capital Projects), Ser. A, 5s, 4/1/30	A2	5,000,000	5,481,350

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(American Baptist Homes West), 6 1/4s, 10/1/39	BBB	2,500,000	2,631,775
(Terraces at San Joaquin Gardens), Ser. A, 6s, 10/1/42	BB/P	1,750,000	1,755,600
(Irvine, LLC-UCI East Campus), 6s, 5/15/40	Baa2	6,000,000	6,416,940
(Terraces at San Joaquin Gardens), Ser. A, 5 5/8s, 10/1/32	BB/P	1,105,000	1,112,658
(U. CA Irvine E. Campus Apts. Phase 1), 5 3/8s, 5/15/38	Baa2	1,500,000	1,554,525
(American Baptist Homes of the West), 5s, 10/1/43	BBB	1,000,000	974,400
(Sr. Living-Presbyterian Homes), Ser. A, 4 7/8s, 11/15/36	BBB-	1,000,000	958,430

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds (Front Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB+	3,300,000	3,318,215

Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BB+/P	1,765,000	1,760,305
5s, 9/2/30	BB+/P	1,685,000	1,685,421

Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds (No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BBB-/P	335,000	336,648

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6s, 1/15/53	BBB-	5,145,000	5,527,839

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.3s, 6/1/37	B3	12,000,000	9,395,880
Ser. A-1, 5s, 6/1/33	B3	1,950,000	1,554,930
Ser. A-1, 4 1/2s, 6/1/27	B	255,000	222,776

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), 5s, 5/15/30	AA	1,000,000	1,108,710

M-S-R Energy Auth. Rev. Bonds
Ser. A, 6 1/2s, 11/1/39	A-	1,250,000	1,626,850
Ser. B, 6 1/2s, 11/1/39	A-	2,000,000	2,602,960

North Natomas, Cmnty. Fac. Special Tax Bonds, Ser. D, 5s, 9/1/26	BBB+/P	1,070,000	1,075,275

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds
(Election of 2012), 6 1/4s, 8/1/30	BBB/P	1,500,000	1,756,440
(Election 2006), Ser. A, 5 1/2s, 8/1/32	BBB/P	1,500,000	1,637,805

Oakley, Pub. Fin. Auth. Special Assmt. Bonds, 5s, 9/2/31	BBB-	1,645,000	1,651,564

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5s, 9/1/37	BB+/P	1,000,000	1,000,870

Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5 3/4s, 6/1/44	BBB-	750,000	793,958

Sacramento, Special Tax Rev. Bonds (North Natomas Cmnty. Fac.), Ser. 97-01
5.1s, 9/1/35	BB+/P	2,500,000	2,500,025
5s, 9/1/29	BB+/P	1,355,000	1,355,149

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	15,000,000	3,339,600

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C, zero %, 7/1/40	Aa3	5,000,000	1,370,500

San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac. Dist. Special Tax Bonds (No. 6 Mission Bay South), Ser. A, 5.15s, 8/1/35	BB+/P	1,000,000	1,001,700

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds (No.6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BB+/P	8,000,000	1,384,560

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South Redev.), Ser. D, 6 1/2s, 8/1/31	BBB+	500,000	544,705

Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Bonds (Impt. Area No. 1), Ser. A
5s, 9/1/29 (Prerefunded 9/1/21)	BBB+	990,000	1,024,274
5s, 9/1/28 (Prerefunded 9/1/21)	BBB+	990,000	1,024,898

Selma, Unified School Dist. G.O. Bonds (Election of 2006), Ser. C, AGO, zero %, 8/1/37	AA	2,400,000	772,152

Southern CA Pub. Pwr. Auth. Rev. Bonds (Natural Gas), Ser. A, 5 1/4s, 11/1/21	A-	1,500,000	1,718,370

Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist. No. 1), 7 3/4s, 8/1/32	B+/P	3,780,000	3,785,330

Vernon, Elec. Syst. Rev. Bonds, Ser. A, 5 1/2s, 8/1/41	A-	750,000	797,385

			127,624,693
Colorado (3.6%)

CO Pub. Hwy. Auth. Rev. Bonds
(E-470), zero %, 9/1/41	Baa2	1,000,000	226,480
Ser. A, NATL, zero %, 9/1/28	AA-	5,000,000	2,538,300

CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6 3/8s, 1/1/41	BB-/P	810,000	840,416
(Total Longterm Care National), Ser. A, 6 1/4s, 11/15/40	BBB/F	800,000	853,720
(Evangelical Lutheran), Ser. A, 6 1/8s, 6/1/38 (Prerefunded 6/1/14)	A3	4,810,000	4,830,731
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	2,850,000	2,923,700
(Evangelical Lutheran Good Samaritan Society), 5 5/8s, 6/1/43	A3	650,000	691,503
(Evangelical Lutheran Good Samaritan Society), 5 1/2s, 6/1/33	A3	200,000	214,756
(Valley View Assn.), 5 1/4s, 5/15/42	BBB+	3,025,000	3,055,250
(Christian Living Cmntys.), 5 1/4s, 1/1/37	BB-/P	750,000	751,350
(Valley View Assn.), 5 1/8s, 5/15/37	BBB+	1,000,000	1,008,480
(Christian Living Cmntys.), 5 1/8s, 1/1/30	BB-/P	1,415,000	1,429,631
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/33	BBB-	2,100,000	2,106,300
(Evangelical Lutheran Good Samaritan Society), 5s, 12/1/33	A3	5,250,000	5,397,210

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	AA-	12,000,000	4,202,640

Plaza, Tax Assoc. Bonds (Metro. Dist. No.1), 5s, 12/1/40	BB/P	3,850,000	3,766,763

			34,837,230
Connecticut (0.2%)

Hamden, Fac. Rev. Bonds (Whitney Ctr.), Ser. A, 7 3/4s, 1/1/43	B-/P	2,300,000	2,372,197

			2,372,197
Delaware (1.3%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	Baa1	1,700,000	1,839,910
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	5,000,000	5,082,250

DE State Hlth. Facs. Auth. VRDN (Christiana Care), Ser. A, 0.08s, 10/1/38	VMIG1	5,255,000	5,255,000

			12,177,160
District of Columbia (1.4%)

DC Rev. Bonds
(Howard U.), Ser. A, 6 1/2s, 10/1/41	Baa1	7,000,000	7,735,350
(Kipp Charter School), 6s, 7/1/33	BBB+	1,000,000	1,123,450

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (2nd Sr. Lien), Ser. B
zero %, 10/1/40	Baa1	995,000	204,632
zero %, 10/1/38	Baa1	20,000,000	4,658,600

			13,722,032
Florida (5.1%)

Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/26	BBB	1,500,000	1,500,450

Fishhawk, CCD IV Special Assmt. Bonds, 7 1/4s, 5/1/43	B/P	600,000	621,600

Greater Orlando Aviation Auth. Rev. Bonds (JetBlue Airways Corp.), 5s, 11/15/36	B/P	1,000,000	939,540

Heritage Harbour Marketplace Cmnty., Dev. Dist. Special Assmt. Bonds, 5.6s, 5/1/36	CCC/P	2,180,000	1,899,325

Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev. Bonds (FL Proton Therapy Inst.), Ser. A, 6s, 9/1/17	BB-/P	440,000	475,196

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Baa3	5,250,000	5,054,280

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F	1,820,000	1,861,241

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BB+	4,925,000	4,921,651
(Shell Pt./Alliance), 5s, 11/15/32	BB+	3,210,000	3,213,724

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.2s, 12/15/25	Ba1	1,000,000	975,000

Miami-Dade Cnty., Aviation Rev. Bonds, Ser. B, 5s, 10/1/41	A2	4,500,000	4,618,800

Middle Village Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A, 6s, 5/1/35	D/P	1,915,000	1,562,927

Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds (Garage), Ser. A, 5s, 5/1/29(FWC)	BB-/P	750,000	760,298

Myrtle Creek, Impt. Dist. Special Assmt. Bonds, Ser. A, 5.2s, 5/1/37	B+/P	1,840,000	1,840,331

Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds (Republic Drive/Universal), 5s, 4/1/24	A-/F	2,760,000	2,975,059

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	6,000,000	6,277,320

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37	B/P	2,410,000	1,564,402

Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds (Village On The Isle), 5 1/2s, 1/1/27	BBB+/F	1,950,000	2,049,119

Town Ctr. at Palm Coast, Cmnty. Dev. Dist. Special Assmt. Bonds, 6s, 5/1/36	B/P	1,725,000	1,476,600

Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds (Cap. Impt.), 5s, 5/1/33	BB-/P	1,000,000	930,270

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Phase II), 6 1/8s, 5/1/39	BB/P	850,000	926,925

Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5s, 5/1/22	B+/P	675,000	701,568

Village Community Development District No. 10 Special Assmt. Bonds, 5 3/4s, 5/1/31	BB/P	1,200,000	1,226,160

			48,371,786
Georgia (3.0%)

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds
5s, 1/1/32	A1	1,150,000	1,275,327
5s, 1/1/31	A1	1,925,000	2,146,393

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	Aa3	5,000,000	5,797,550

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines)
Ser. B, 9s, 6/1/35	B+	4,000,000	4,230,680
Ser. A, 8 3/4s, 6/1/29	B+	2,000,000	2,434,100

Fulton Cnty., Res. Care Fac. Rev. Bonds (Canterbury Court), Class A, 6 1/8s, 2/15/34	BB/P	1,800,000	1,812,870

GA State Private College & U. Auth. Rev. Bonds (Mercer U.), Ser. A, 5s, 10/1/32	Baa2	1,100,000	1,130,085

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2, 6 5/8s, 11/15/39	BBB+	1,200,000	1,329,120

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5 1/2s, 9/15/21	A-	1,255,000	1,443,815

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39	Ba3	3,150,000	3,202,322

Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green Island), 5 1/4s, 7/1/27	B+/P	2,375,000	2,390,604

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6 1/8s, 1/1/34	BB/P	1,400,000	1,422,400

			28,615,266
Guam (0.2%)

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB+	1,000,000	1,079,960

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6 7/8s, 12/1/40	B+	500,000	508,790

			1,588,750
Hawaii (1.1%)

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9s, 11/15/44	B/P	1,350,000	1,526,621
(Hawaiian Elec. Co. - Subsidary), 6 1/2s, 7/1/39	Baa1	7,000,000	7,780,010
(Kahala Nui), 5 1/8s, 11/15/32	BBB-/F	1,050,000	1,092,263

			10,398,894
Illinois (4.9%)

Chicago, G.O. Bonds, Ser. A
5s, 1/1/36	A+	1,000,000	1,002,970
5s, 1/1/34	A+	3,100,000	3,132,922

Chicago, Special Assmt. Bonds (Lake Shore East), 6 3/4s, 12/1/32	BB/P	5,075,000	5,130,876

Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, 5 3/4s, 1/1/39	A2	5,000,000	5,479,050

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing), 5 5/8s, 3/1/36	B/P	900,000	900,585

IL Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34	Baa1	3,500,000	4,250,400
(Rush U. Med. Ctr.), Ser. A, 7 1/4s, 11/1/38	A2	2,150,000	2,525,154
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB-	5,250,000	5,790,068
(IL Rush U. Med. Ctr.), Ser. C, 6 5/8s, 11/1/39	A2	1,425,000	1,589,246
(Navistar Intl. Recvy. Zone), 6 1/2s, 10/15/40	B3	4,155,000	4,186,620
(Roosevelt U.), 6 1/2s, 4/1/39	Baa3	2,000,000	2,074,340
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	2,000,000	2,070,160

IL Fin. Auth. Solid Waste Disposal Rev. Bonds (Waste Mgmt., Inc.), Ser. A, 5.05s, 8/1/29	A-	5,045,000	5,190,145

IL Hlth. Fac. Auth. Rev. Bonds (Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	430,261	314,731

IL State G.O. Bonds, 5 1/4s, 2/1/30	A3	1,000,000	1,100,790

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	2,150,000	2,495,785

			47,233,842
Indiana (0.4%)

IN State Fin. Auth. Rev. Bonds (OH Valley Elec. Corp.), Ser. A, 5s, 6/1/32	Baa3	1,750,000	1,762,653

Valparaiso, Exempt Facs. Rev. Bonds (Pratt Paper, LLC), 6 3/4s, 1/1/34	B+/P	1,875,000	2,009,400

			3,772,053
Iowa (1.9%)

IA Fin. Auth. Hlth. Fac. Rev. Bonds (Dev. Care Initiatives), Ser. A
5 1/2s, 7/1/25	BB+	3,185,000	3,239,048
5s, 7/1/20	BB+	1,700,000	1,745,662

IA State Fin. Auth. Midwestern Disaster Rev. Bonds
(IA Fertilizer Co., LLC), 5 1/2s, 12/1/22	BB-	1,500,000	1,530,255
(IA Fertilizer Co.), 5 1/4s, 12/1/25	BB-	3,000,000	3,033,630

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	B+	10,000,000	8,639,800

			18,188,395
Kansas (0.2%)

Lenexa, Hlth. Care Fac. Rev. Bonds
(LakeView Village, Inc.), 7 1/4s, 5/15/39	BB/P	1,500,000	1,665,945
5 3/8s, 5/15/27	BB/P	500,000	504,640

			2,170,585
Kentucky (1.2%)

KY Econ. Dev. Fin. Auth. Rev. Bonds
(First Mtge.), Ser. IA, 8s, 1/1/29	B+/P	196,000	197,309
(Masonic Home Indpt. Living II), 7 3/8s, 5/15/46	BB-/P	1,350,000	1,462,374
(Masonic Home Indpt. Living II), 7 1/4s, 5/15/41	BB-/P	900,000	970,659

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6s, 7/1/53	Baa3	2,000,000	2,191,500

KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds (Masonic Homes of KY), 5 3/8s, 11/15/42	BB-/P	1,400,000	1,341,913

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U., Inc.), Ser. A, 6s, 5/1/38	Baa3	855,000	890,585

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	4,092,560

			11,146,900
Louisiana (0.3%)

Pub. Facs. Auth. Dock & Wharf Rev. Bonds (Impala Warehousing, LLC), 6 1/2s, 7/1/36	B+/P	1,000,000	1,039,370

Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.7s, 11/1/36	Baa1	2,250,000	2,252,250

			3,291,620
Maine (0.4%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (ME Gen. Med. Ctr.), 7 1/2s, 7/1/32	Ba1	3,000,000	3,467,700

			3,467,700
Maryland (1.0%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A2	1,700,000	1,996,667

MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds (Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35 (Prerefunded 5/1/15)	BB/P	600,000	634,176

Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran Village), Ser. A
6 1/4s, 5/1/34	BB/P	4,800,000	4,800,960
6s, 5/1/24	BB/P	2,000,000	2,001,060

			9,432,863
Massachusetts (4.8%)

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	2,140,000	2,504,912
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/46	B-/P	2,616,363	2,134,324
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/39	B-/P	1,159,997	991,496
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/31	B-/P	704,147	633,591
(Loomis Cmntys.), Ser. A, 6s, 1/1/33	BBB-	500,000	515,950
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5 3/4s, 7/15/43	Baa3	1,000,000	1,058,440
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	238,451	173,537
(New England Conservatory of Music), 5 1/4s, 7/1/38	Baa1	1,900,000	1,951,889
(Wheelock College), Ser. C, 5 1/4s, 10/1/37	BBB	2,000,000	2,044,880
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	2,000,000	2,027,780
(Emerson College), Ser. A, 5s, 1/1/40	Baa1	485,000	495,990
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	1,186,016	8,029

MA State Dev. Fin. Agcy. 144A Rev. Bonds (Groves in Lincoln, Inc. (The)), Ser. A, 7 3/4s, 6/1/39(F)	BBB+	1,299,996	81,900

MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds (Adventcare), Ser. A, 6.65s, 10/15/28	B/P	2,150,000	2,221,767

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	B+	6,035,000	6,037,957
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38 (In default)(NON)	D/P	972,870	97
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2	1,400,000	1,621,578
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	2,125,000	2,235,585
(Springfield College), 5 5/8s, 10/15/40	Baa1	3,500,000	3,676,085
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB+	3,950,000	3,955,609
(Winchester Hosp.), 5 1/4s, 7/1/38	BBB+	3,050,000	3,153,395
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	1,400,000	1,401,246
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	1,000,000	1,001,100
(Milford Regl. Med.), Ser. E, 5s, 7/15/27	Baa3	2,750,000	2,780,525
(Emerson Hosp.), Ser. E, Radian Insd., 5s, 8/15/25	BB/P	3,500,000	3,411,415

			46,119,077
Michigan (1.3%)

Advanced Tech. Academy Pub. School Rev. Bonds, 6s, 11/1/28	BBB-	1,570,000	1,605,842

Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds (Glacier Hills, Inc.), State & Local Govt. Coll., 8 3/8s, 1/15/19 (Escrowed to maturity)	AA+	1,309,000	1,543,848

Flint, Hosp. Bldg. Auth. Rev. Bonds
(Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1	700,000	735,322
(Hurley Med. Ctr.), 6s, 7/1/20	Ba1	335,000	335,178
Ser. A, 5 1/4s, 7/1/39	Ba1	500,000	412,890

Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17	BB-/P	995,000	995,050

MI Higher Ed. Fac. Auth. VRDN (U. of Detroit Mercy), 0.1s, 11/1/36	VMIG1	500,000	500,000

MI State Hosp. Fin. Auth. Rev. Bonds (Henry Ford Hlth.), 5 3/4s, 11/15/39	A2	4,400,000	4,778,444

Star Intl. Academy Rev. Bonds (Pub. School Academy), 5s, 3/1/33	BBB	1,675,000	1,583,076

			12,489,650
Minnesota (2.0%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/34	BBB-	2,400,000	2,561,136

Inver Grove Heights, Nursing Home Rev. Bonds (Presbyterian Homes Care), 5 1/2s, 10/1/41	B/P	1,000,000	997,130

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-2, 0.08s, 11/15/35	VMIG1	1,750,000	1,750,000

North Oaks, Sr. Hsg. Rev. Bonds
(Presbyterian Homes North Oaks), 6 1/8s, 10/1/39	BB/P	1,375,000	1,425,861
(Presbyterian Homes), 6s, 10/1/27	BB/P	1,250,000	1,305,725

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/31	BBB	1,500,000	1,540,170

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic), Ser. B, 0.07s, 11/15/38	VMIG1	1,750,000	1,750,000

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A, 6 3/8s, 9/1/31	BBB-	500,000	536,925

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A2	5,035,000	5,186,049

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	BBB-	1,250,000	1,277,000

St. Paul, Port Auth. Solid Waste Disp. Rev. Bonds (Gerdau Ameristeel US, Inc.), 4 1/2s, 10/1/37	Baa3	900,000	769,617

			19,099,613
Mississippi (0.7%)

MS Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5s, 5/1/37	A3	1,000,000	1,034,760

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32	BBB	5,400,000	5,982,552

			7,017,312
Montana (0.1%)

MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's Lutheran), Ser. A, 6s, 5/15/25	B+/P	750,000	762,255

			762,255
Nebraska (0.7%)

Central Plains, Energy Rev. Bonds
(NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18	A-	1,500,000	1,702,845
(NE Gas No. 3), 5s, 9/1/32	A-	3,000,000	3,149,730

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 5/8s, 1/1/40	AA-/F	1,825,000	1,933,861

			6,786,436
Nevada (1.8%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5s, 7/1/33	A1	1,560,000	1,698,590

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Summerlin No. 151)
5s, 8/1/25	BB-/P	300,000	260,061
5s, 8/1/20	BB-/P	335,000	314,726
5s, 8/1/19	BB-/P	1,120,000	1,087,150
5s, 8/1/18	BB-/P	1,075,000	1,053,242
5s, 8/1/17	BB-/P	1,270,000	1,253,896

Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-17), 5s, 9/1/25	BB+/P	755,000	757,552
(No. T-18), 5s, 9/1/14	CCC/P	1,675,000	1,670,762

Las Vegas, Special Assmt. Bonds (Dist. No. 607 Local Impt.), 5s, 6/1/22	BB/P	495,000	512,939

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.09s, 6/1/42	VMIG1	9,075,000	9,075,000

			17,683,918
New Jersey (7.3%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38	BB+/P	5,500,000	5,148,494

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	6,000,000	6,368,220
(St. Peter's U. Hosp.), 6 1/4s, 7/1/35	Ba1	2,500,000	2,627,550
(Holy Name Hosp.), 5s, 7/1/36	Baa2	3,500,000	3,511,830

NJ State Econ. Dev. Auth. Rev. Bonds
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Baa3	4,000,000	4,074,400
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33 (Prerefunded 7/1/14)	AAA/P	3,000,000	3,088,200
(Paterson Charter School Science & Tech.), Ser. A, 6.1s, 7/1/44	BBB-	1,130,000	1,148,012
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	1,750,000	1,787,818
(Paterson Charter School Science & Tech.), Ser. A, 6s, 7/1/32	BBB-	300,000	315,357
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	5,110,000	5,393,452
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	800,000	799,432
(Continental Airlines, Inc.), 5 1/2s, 6/1/33	B2	2,000,000	2,050,080
(NYNJ Link Borrower, LLC), 5 3/8s, 1/1/43	BBB-	2,500,000	2,637,550
(Paterson Charter School), Ser. C, 5.3s, 7/1/44	BBB-	2,250,000	2,075,445
(Continental Airlines, Inc.), 5 1/4s, 9/15/29	B2	3,500,000	3,557,610

NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds (UMM Energy Partners, LLC), Ser. A, 5s, 6/15/37	Baa3	1,000,000	999,950

NJ State Econ. Dev. auth. Fac. Rev. Bonds (Continental Airlines, Inc.), 5 5/8s, 11/15/30	B2	1,000,000	1,033,110

NJ State Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	3,590,000	3,592,944

Tobacco Settlement Fin. Corp. Rev. Bonds

zero %, 6/1/41	A-	20,000,000	4,848,400
Ser. 1A, 5s, 6/1/41	B2	8,000,000	6,335,680
Ser. 1A, 4 3/4s, 6/1/34	B2	7,700,000	6,055,588
Ser. 1A, 4 5/8s, 6/1/26	B1	2,470,000	2,192,817

			69,641,939
New Mexico (1.4%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of NM San Juan), Ser. D, 5.9s, 6/1/40	Baa2	3,000,000	3,212,670
(San Juan), Ser. A, 4 7/8s, 4/1/33	Baa2	7,660,000	7,710,173
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa2	2,750,000	2,768,013

			13,690,856
New York (3.8%)

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays Ctr.), 6 3/8s, 7/15/43	Baa3	3,000,000	3,277,980

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6 7/8s, 7/1/40	B/P	715,000	731,867

NY City, Indl. Dev. Agcy. Rev. Bonds (Yankee Stadium - Pilot), AGO, 7s, 3/1/49	AA	1,000,000	1,152,080

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B+/P	2,420,000	2,554,915
(British Airways PLC), 5 1/4s, 12/1/32	BB	2,325,000	2,268,618
(Jetblue Airways Corp.), 5 1/8s, 5/15/30	B	3,680,000	3,650,155
(Jetblue Airways Corp.), 5s, 5/15/20	B	480,000	480,029

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	4,180,000	4,240,986

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A2	1,800,000	1,805,508

NY State Liberty Dev. Corp. Rev. Bonds (7 World Trade Ctr.), Class 3, 5s, 3/15/44	Baa2	1,000,000	1,023,430

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB-/P	1,500,000	1,500,435

Onondaga Civic Dev. Corp. Rev. Bonds (St. Joseph's Hosp. Hlth. Ctr.)
5 1/8s, 7/1/31	Ba2	2,310,000	2,307,228
5s, 7/1/42	Ba2	1,000,000	935,530

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	2,100,000	2,320,122

Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	3,160,000	3,161,074
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	750,000	750,060
(Gurwin Jewish-Phase II), 6.7s, 5/1/39 (Prerefunded 5/1/14)	AAA/P	925,000	943,500

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Pace U.), Ser. A, 5 1/2s, 5/1/42	BB+	2,750,000	2,890,168

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B+	500,000	500,010

			36,493,695
North Carolina (0.7%)

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith College), 6s, 6/1/31	BBB	1,000,000	1,062,080

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6 1/8s, 11/1/38	BBB+/F	450,000	490,091
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	750,000	758,295

NC Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	2,500,000	2,556,450
(First Mtge. United Methodist), Ser. C, 5 1/2s, 10/1/32	BB+/P	2,000,000	2,014,920

			6,881,836
Ohio (3.6%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-3, 6 1/4s, 6/1/37	B3	3,300,000	2,831,136
Ser. A-2, 6s, 6/1/42	B3	2,500,000	2,050,675
Ser. A-2, 5 7/8s, 6/1/30	B3	8,055,000	6,712,150
Ser. A-2, 5 3/4s, 6/1/34	B3	6,425,000	5,284,627

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6s, 7/1/35	BBB-	3,000,000	3,213,210

Hickory Chase Cmnty. Auth. Rev. Bonds (Infrastructure Impt.), 7s, 12/1/38(F)	CCC/P	1,560,000	187,044

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 6s, 8/15/43	A3	1,550,000	1,645,000

OH State Air Quality Dev. Auth. Rev. Bonds (Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	1,450,000	1,614,851

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College), 5s, 7/1/44	A1	4,850,000	5,063,643

OH State Wtr. Dev. Auth. Poll. Control Mandatory Put Bonds (6/3/19) (FirstEnergy Nuclear Generation, LLC), 4s, 12/1/33	Baa3	3,150,000	3,294,270

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, 5 3/4s, 12/1/32	BB/P	2,225,000	2,204,864

			34,101,470
Oklahoma (2.1%)

OK Cnty., Fin. Auth. Rev. Bonds (Epworth Village), Ser. A, 5s, 4/1/33	BB-/P	1,070,000	1,051,971

OK State Tpk. Auth. VRDN, Ser. F, 0.08s, 1/1/28	VMIG1	15,800,000	15,800,000

Tulsa, Muni. Arpt. Trust Rev. Bonds (American Airlines, Inc.)
6 1/4s, 6/1/20	B+/P	1,000,000	1,004,840
Ser. B, 5 1/2s, 12/1/35	B+/P	2,000,000	2,022,680

			19,879,491
Oregon (0.2%)

Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6 3/8s, 11/1/33	A3	1,800,000	1,992,924

			1,992,924
Pennsylvania (4.0%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5 3/4s, 10/15/40	Baa3	765,000	805,285
(Chatham U.), Ser. A, 5s, 9/1/35	BBB	1,000,000	1,015,580
(Chatham U.), Ser. A, 5s, 9/1/30	BBB	1,500,000	1,572,720

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt. - USX Corp.), 6 7/8s, 5/1/30	BB-	3,400,000	3,660,508
(U.S. Steel Corp.), 6 3/4s, 11/1/24	BB-	1,000,000	1,076,640

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (United States Steel Corp.), 5 3/4s, 8/1/42	BB-	1,800,000	1,615,572

Allentown, Neighborhood Impt. Zone Dev. Auth. Rev. Bonds, Ser. A, 5s, 5/1/42	Baa2	2,250,000	2,233,238

Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (US Steel Corp.), 6 3/4s, 6/1/26	BB-	1,460,000	1,602,000

Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon Lutheran Ministries), 5s, 1/1/36	BBB+/F	1,790,000	1,798,270

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren Village), Ser. A
6 1/2s, 7/1/40	BB-/P	3,000,000	3,111,000
6 3/8s, 7/1/30	BB-/P	1,375,000	1,434,331

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds (Arcadia U.), 5 1/4s, 4/1/30	BBB	1,530,000	1,587,252

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds
(Whitemarsh Cont. Care), 6 1/4s, 2/1/35	B-/P	2,400,000	2,425,104
(Whitemarsh Continuing Care Retirement Cmnty, Inc.), 6 1/8s, 2/1/28	B-/P	700,000	709,702

Northampton Cnty., Indl. Dev. Auth. Tax Alloc. Bonds (Rte. 33), 7s, 7/1/32	B/P	1,200,000	1,254,240

Northeastern PA Hosp. & Ed. Auth. Rev. Bonds (Wilkes U.), Ser. A, 5 1/4s, 3/1/42	BBB	1,000,000	1,029,650

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6 1/4s, 10/1/43	Baa3	1,000,000	1,103,170
(Edinboro U. Foundation), 6s, 7/1/43	Baa3	1,400,000	1,418,522
(Edinboro U. Foundation), 5 7/8s, 7/1/38	Baa3	1,000,000	1,006,670
(Indiana U.), Ser. A, 5s, 7/1/32	BBB+	500,000	509,015

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Master Charter School), 6s, 8/1/35	BBB+	1,720,000	1,814,824

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18 (In default)(NON)	D/P	5,263,244	6,579
(Graduate Hlth. Syst.), Ser. B, 6 1/4s, 7/1/13 (In default)(NON)(DEF)	D/P	510,506	5

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38	Baa3	3,675,000	3,992,153

Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (First Mtge. AHF/Central), 8 1/2s, 1/1/29	B/P	1,025,000	1,028,075

			37,810,105
Puerto Rico (1.4%)

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A, 5 3/4s, 7/1/41	BB+	5,000,000	3,678,200

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. A, 5s, 7/1/42	BBB	1,840,000	1,076,602

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6 3/4s, 7/1/36	BB+	5,000,000	3,860,700

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
5 1/2s, 8/1/37	A+	2,765,000	2,101,455
NATL, zero %, 8/1/43	AA-	20,000,000	2,936,800

			13,653,757
South Carolina (0.1%)

Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5.3s, 3/1/28	BBB	500,000	500,190

			500,190
Texas (11.6%)

Brazos River Harbor Naval Dist. Env. FRB (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	5,150,000	5,585,845

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	1,850,000	1,991,544

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (Idea Pub. Schools)
6s, 8/15/33	BBB	500,000	547,200
5s, 8/15/32	BBB	1,500,000	1,514,054

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5 1/4s, 11/1/30	A+	2,000,000	2,194,120

Grand Parkway Trans. Corp. Rev. Bonds
Ser. B, 5 1/4s, 10/1/51	AA+	5,000,000	5,408,300
(Sub. Tier Toll Syst.), Ser. B, 5s, 4/1/53	AA+	900,000	950,418

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN
(Texas Med. Ctr.), Ser. B-1, 0.08s, 9/1/31	VMIG1	2,693,000	2,693,000
(The Methodist Hosp.), Ser. C-1, 0.08s, 12/1/24	A-1+	7,980,000	7,980,000

Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. E, 7s, 7/1/29	B2	500,000	501,390
(Special Fac. - Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/21	B2	6,000,000	6,015,060
(Continental Airlines, Inc. Term. Project), 6 1/2s, 7/15/30	B2	3,200,000	3,498,880
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B2	4,985,000	4,986,795

Houston, Higher Ed. Fin. Co. Rev. Bonds (Cosmos Foundation), Ser. A
5s, 2/15/42	BBB	2,250,000	2,306,655
5s, 2/15/32	BBB	2,250,000	2,400,548

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A
6 3/8s, 8/15/44	BBB	2,450,000	2,664,669
6 1/4s, 8/15/39	BBB	2,375,000	2,575,094

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	Baa3	4,850,000	5,061,024

Matagorda Cnty., Poll. Control Rev. Bonds
(Central Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa1	2,400,000	2,692,656
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa1	3,000,000	3,087,000

Newark, Cultural Ed. Facs. Fin. Corp. Rev. Bonds (AW Brown-Fellowship Leadership Academy), Ser. A, 6s, 8/15/32	BBB-	600,000	623,202

North TX, Edl. Fin. Co. Rev. Bonds (Uplift Edl.), Ser. A, 5 1/8s, 12/1/42	BBB-	2,500,000	2,520,450

North TX, Thruway Auth. Rev. Bonds, Ser. B, zero %, 9/1/37	AA+	3,000,000	834,240

North TX, Tollway Auth. Rev. Bonds (Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	3,370,000	3,667,740

North TX, Tollway Auth. stepped-coupon Rev. Bonds (1st Tier), Ser. I, stepped-coupon zero %, (6 1/2s, 1/1/15), 1/1/43(STP)	A2	5,300,000	6,073,005

Red River, Hlth. Retirement Facs. Dev. Corp. Rev. Bonds
(Happy Harbor Methodist Home, Inc.), Ser. A, 7 3/4s, 11/15/44	B-/P	830,000	843,081
(Sears Methodist Retirement Syst. Oblig. Group), Ser. C, 6 1/4s, 5/9/53	B/P	162,000	131,071
(Sears Methodist Retirement Syst. Oblig. Group), Ser. B, 6.15s, 11/15/49	B/P	2,766,000	2,237,915
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 6.05s, 11/15/46	B/P	1,833,000	1,482,989
(Sears Methodist Retirement Syst. Oblig. Group), Ser. D, 6.05s, 11/15/46	B/P	317,000	256,469
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.45s, 11/15/38	B/P	4,122,000	3,125,259

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/44	B+/P	3,050,000	2,555,626
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/39	B+/P	1,000,000	838,960
(Air Force Village), 6 3/8s, 11/15/44	BBB-/F	4,825,000	5,070,641

Travis Cnty., Cultural Ed. Facs. Fin. Corp. Rev. Bonds (Wayside Schools), Ser. A
5 1/4s, 8/15/42	BB+	450,000	407,102
5s, 8/15/27	BB+	500,000	487,185

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24	A-	4,500,000	5,124,330

TX Private Activity Surface Trans. Corp. Rev. Bonds
(LBJ Infrastructure), 7s, 6/30/40	Baa3	4,500,000	5,229,540
(NTE Mobility), 6 7/8s, 12/31/39	Baa2	3,350,000	3,832,936

Uptown, Dev. Auth. Tax Increment Contract Tax Alloc. Bonds (Infrastructure Impt. Fac.), 5 1/2s, 9/1/29	BBB	1,000,000	1,080,160

			111,076,153
Utah (0.8%)

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.), Ser. C, 0.07s, 5/15/36	A-1+	7,650,000	7,650,000

			7,650,000
Virginia (1.9%)

Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), 5s, 1/1/31	BB-/P	575,000	576,518

Chesterfield Cnty., Hlth. Ctr. Cmnty. Res. Care Fac. Rev. Bonds (Lucy Corr Village), Ser. A, 6 1/4s, 12/1/38	B-/P	1,450,000	1,052,671

Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Kendal at Lexington), Ser. A, 5 1/2s, 1/1/37	BB-/P	1,460,000	1,467,037

VA ST Small Bus. Fin. Sr. Lien Auth. Rev. Bonds (95 Express Lanes, LLC), 5s, 1/1/40	BBB-	4,500,000	4,480,380

VA State Small Bus. Fin. Auth. Rev. Bonds (Elizabeth River Crossings OPCO, LLC), 6s, 1/1/37	BBB-	2,100,000	2,284,506

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	5,100,000	5,881,269

Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), Ser. A, 5.3s, 1/1/35	BBB+/F	2,000,000	2,005,480

			17,747,861
Washington (0.9%)

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds (Delta Airlines, Inc.), 5s, 4/1/30	B+	700,000	680,512

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.)
5 5/8s, 10/1/40	Baa1	1,600,000	1,661,344
5 1/4s, 10/1/46	Baa1	2,000,000	2,050,600

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa3	3,000,000	3,382,590
(Kadlec Med. Ctr.), 5 1/2s, 12/1/39	Baa3	1,200,000	1,250,256

			9,025,302
West Virginia (0.3%)

Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny), Ser. F, 5 1/4s, 10/15/37	Baa3	500,000	509,275

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43	B+/P	2,330,000	2,357,308

			2,866,583
Wisconsin (1.2%)

Platteville, Redev. Auth. Rev. Bonds (UW-Platteville Real Estate), 5s, 7/1/32	BBB-	1,500,000	1,541,355

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds
(Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB-	800,000	857,456
(Trans. Infrastructure Properties), 5s, 7/1/42	BBB-	3,500,000	3,264,835

WI State Hlth. & Edl. Facs. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7 5/8s, 9/15/39	BB+/P	1,550,000	1,757,824
(St. Johns Cmntys. Inc.), Ser. A, 7 1/4s, 9/15/29	BB+/P	1,000,000	1,141,890
(Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	3,000,000	3,344,700

			11,908,060

Total municipal bonds and notes (cost $877,416,738)			$930,457,240

PREFERRED STOCKS (1.2%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, $5.00 cum. pfd.		5,700,000	$5,701,254

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.		6,000,000	5,995,140

Total preferred stocks (cost $11,700,000)			$11,696,394

UNITIZED TRUST (0.1%)(a)
		Shares	Value

CMS Liquidating Trust 144A		400	$1,380,800

Total Unitized trust (cost $1,206,477)			$1,380,800

COMMON STOCKS (0.0%)(a)
		Shares	Value

Tembec, Inc. (Canada)(NON)		10,751	23,737

Total common stocks (cost $8,077,612)			$23,737

TOTAL INVESTMENTS

Total investments (cost $898,400,827)			$943,558,171

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through April 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $958,265,922.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $897,207,418, resulting in gross unrealized appreciation and depreciation of $75,131,395 and $28,780,642, respectively, or net unrealized appreciation of $46,350,753.
(DEF)	Security is in default of principal and interest.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	31.7%
	Transportation	15.4
	Education	10.0
Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$23,737	$—	$—
Total common stocks	23,737	—	—
Municipal bonds and notes	—	930,188,296	268,944
Preferred stocks	—	11,696,394	—
Unitized trust	—	1,380,800	—

Totals by level	$23,737	$943,265,490	$268,944

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 26, 2014